Retirement Plans - Pension - NTI (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Amortization of net prior service cost		$ (215)	$ (161)	$ 0
Net prior service credit		2,463	0	0
NTI Cash Balance Plan [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		6,965	4,560
Defined Benefit Plan, Service Cost		2,326	2,054	1,914
Defined Benefit Plan, Interest Cost		366	327	169
Defined Benefit Plan, Actuarial Gain (Loss)		(151)	612
Defined Benefit Plan, Plan Amendments		0	0
Defined Benefit Plan, Contributions by Plan Participants		0	0
Defined Benefit Plan, Benefits Paid		(579)	(588)
Benefit obligation at end of year	$ 4,560	8,927	6,965	4,560
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		4,319	4,566
Defined Benefit Plan, Contributions by Employer		2,200	200	2,500
Defined Benefit Plan, Actual Return on Plan Assets		(8)	141
Defined Benefit Plan, Benefits Paid		(579)	(588)
Defined Benefit Plan, Contributions by Plan Participants		0	0
Fair value of plan assets at end of year	4,566	5,932	4,319	4,566
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		2,995	2,646
Defined Benefit Plan, Funded Status of Plan		2,995	2,646
Defined Benefit Plan, Accumulated Benefit Obligation		8,927	6,965
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		2,326	2,054	1,914
Defined Benefit Plan, Interest Cost		366	327	169
Defined Benefit Plan, Expected Return on Plan Assets		(165)	(218)	(115)
Defined Benefit Plan, Amortization of Gains (Losses)		(22)	0	(40)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		24	25	0
Defined Benefit Plan, Net Periodic Benefit Cost		2,573	2,188	2,008
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Amortization of net prior service cost		(24)	(24)	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax		0	0	0
Net prior service credit		0	0	0
Net actuarial loss		22	687	(354)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ (354)	$ (2)	$ 663	$ (354)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	5.00%	4.50%	4.00%	5.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.00%	3.00%	3.00%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.00%	4.00%	5.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	4.25%	3.75%	4.75%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.00%	3.00%	4.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%
Expected Funding Requirements, Defined Benefit Plan		$ 2,500
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		343
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		391
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		531
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		695
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		859
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		6,495
NTI Retiree Medical Plan [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		3,098	$ 2,113
Defined Benefit Plan, Service Cost		315	231	$ 288
Defined Benefit Plan, Interest Cost		135	116	106
Defined Benefit Plan, Actuarial Gain (Loss)		(697)	675
Defined Benefit Plan, Plan Amendments		(2,463)	0
Defined Benefit Plan, Contributions by Plan Participants		26	18
Defined Benefit Plan, Benefits Paid		(69)	(55)
Benefit obligation at end of year	$ 2,113	345	3,098	2,113
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		0	0
Defined Benefit Plan, Contributions by Employer		43	37
Defined Benefit Plan, Actual Return on Plan Assets		0	0
Defined Benefit Plan, Benefits Paid		(69)	(55)
Defined Benefit Plan, Contributions by Plan Participants		26	18
Fair value of plan assets at end of year	0	0	0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		61	69
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		284	3,029
Defined Benefit Plan, Funded Status of Plan		345	3,098
Defined Benefit Plan, Accumulated Benefit Obligation		345	3,098
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		315	231	288
Defined Benefit Plan, Interest Cost		135	116	106
Defined Benefit Plan, Expected Return on Plan Assets		0	0	0
Defined Benefit Plan, Amortization of Gains (Losses)		(32)	0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		137	137	161
Defined Benefit Plan, Net Periodic Benefit Cost		619	484	555
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Amortization of net prior service cost		(137)	(137)	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax		(32)	0	0
Net prior service credit		(2,463)	0	0
Net actuarial loss		(697)	675	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 0	$ (3,329)	$ 538	$ 0
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	5.00%	2.50%	4.00%	5.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.00%	4.00%	5.00%
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		$ 61
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		65
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		46
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		49
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		31
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		$ 126
NTI Retiree Medical Plan [Member] | Maximum [Member] | Pension Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		0.00%